Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2019
Monthly Period Ending:	07/31/2019
Prev. Distribution/Close Date:	07/08/2019
Distribution Date:	08/08/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	52

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$156,643,462

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	7,342,531
	{3}	Collections on Receivables paid off during period	{3}	2,793,209
	{4}	Receivables becoming Liquidated Receivables during period	{4}	1,064,942
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	(1)
	{7}	Less amounts allocable to Interest	{7}	(1,613,161)

	{8}	Total Monthly Principal Amounts		{8}	9,587,520

{9}	End of period Aggregate Principal Balance			{9}	$147,055,942

{10}	Pool Factor			{10}	11.5610019%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11}	Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12}	Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13}	Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18}	Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

			Class C	Class D	Class E		TOTAL
			$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19}	Beginning of period Note Balance	{19}	$11,233,462	$112,380,000	$26,670,000		$150,283,462

{20}	Noteholders’ Principal Distributable Amount	{20}	6,360,000	0	0		6,360,000
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22}	Aggregate Principal Parity Amount	{22}	3,227,520	0	0		3,227,520
{23}	Matured Principal Shortfall	{23}					0

{24}	End of period Note Balance	{24}	$1,645,942	$112,380,000	$26,670,000		$140,695,942

{25}	Note Pool Factors	{25}	1.4402713%	100.0000000%	100.0000000%		11.7246618%

III. CALCULATION OF STEP-DOWN AMOUNT:

{26}	Ending Pool Balance	{26}		$147,055,942
{27}	14.50 % of Ending Aggregate Principal Balance	{27}	21,323,112
{28}	Less Specified Reserve Balance	{28}	(25,440,000)
{29}	Sum of {27} and {28}	{29}	0
{30}	Required Pro Forma Note Balance {26} - {29}	{30}		147,055,942

{31}	Beginning Note Balance	{31}	150,283,462
{32}	Total Monthly Principal Amount	{32}	(12,815,040)
{33}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}		137,468,422

{34}	Excess of Required Pro-forma over Pro-forma Balance	{34}		9,587,520
{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}		3,227,520
{36}	Step-Down Amount Lesser of {34} or {35}	{36}			$3,227,520

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{37}	Total Monthly Principal Amounts	{37}	$9,587,520
{38}	Step-down Amount	{38}	(3,227,520)
{39}	Principal Distributable Amount	{39}		$6,360,000

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning Note	Interest	Interest			Calculated
	Class	Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	31	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	31	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$11,233,462	0	2.40000%	30	30/360	22,467
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{48}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	10,094,041
{49}	Liquidation Proceeds collected during period	{49}	609,971
{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51}	Investment Earnings - Collection Account	{51}	12,299
{52}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	47,455
{53}	Collection of Supplemental Servicing - Extension Fees	{53}	41,699
{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	90,499
{55}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	75,929
{56}	Total Available Funds	{56}		10,971,893

Distributions:
{57}	Base Servicing Fee	{57}	293,706
{58}	Repo and Recovery Fees - reimbursed to Servicer	{58}	90,499
{59}	Bank Service Charges - reimbursed to Servicer	{59}	0
{60}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	75,929
{61}	Trustee and Trust Collateral Agent Fees	{61}	425
{62}	Owner Trustee Fee	{62}	208
{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68}	Class B Noteholders’ Interest Distributable Amount	{68}	0
{69}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70}	Class C Noteholders’ Interest Distributable Amount	{70}	22,467
{71}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72}	Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74}	Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	3,227,520
{76}	Noteholders’ Principal Distributable Amount	{76}	6,360,000
{77}	To the Reserve Account, the Reserve Account Deposit	{77}	0
{78}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80}	To the Certificateholders, the aggregate amount remaining	{80}	540,179
{81}	Total Distributions	{81}		$10,971,893

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X) Cumulative Note	(Y) Pool	(I) Excess of	(II) Available Funds	Lesser of
	Class	Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$147,055,942	$0	$10,511,126	$0
{83}	Class B	0	147,055,942	0	10,511,126	0
{84}	Class C	11,233,462	147,055,942	0	10,488,659	0
{85}	Class D	123,613,462	147,055,942	0	10,207,709	0
{86}	Class E	150,283,462	147,055,942	3,227,520	10,127,699	3,227,520

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{87}	Excess Available Funds	{87}	$540,179
{88}	Pro-Forma Note Balance (Calculated after Step-Down)	{88}	140,695,942
{89}	Required Pro Forma Note Balance	{89}	147,055,942
{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{90}	0
{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{91}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

				Current
{92}	Specified Reserve Balance			$25,440,000

{93}	Beginning of period Reserve Account balance	{93}		$25,440,000

{94}	The Reserve Account Deposit, from Collection Account	{94}	0
{95}	Investment Earnings	{95}	47,455
{96}	Investment Earnings - transferred to Collection Account Available Funds	{96}	(47,455)
{97}	Reserve Account Withdrawal Amount	{97}	0

{98}	End of period Reserve Account balance	{98}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99}	Aggregate Principal Balance	{99}	$147,055,942
{100}	End of Period Note Balance	{100}	140,695,942
{101}	Overcollateralization	{101}	6,360,000
{102}	Overcollateralization %	{102}		4.32%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{103}	Original Number of Receivables	{103}	63,313
{104}	Beginning of period number of Receivables	{104}	0	17,078
{105}	Number of Receivables becoming Liquidated Receivables during period	{105}	12,414	108
{106}	Number of Receivables becoming Purchased Receivables during period	{106}	19	0
{107}	Number of Receivables paid off during period	{107}	34,295	385
{108}	End of period number of Receivables	{108}	16,585	16,585

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables	{109}	12.67%	12.62%	12.65%
{110}	Weighted Average Remaining Term of the Receivables	{110}	66.00	22.31	21.42
{111}	Weighted Average Original Term of Receivables	{111}	71.00	71.00	71.00
{112}	Average Receivable Balance	{112}	$20,091	$9,172	$8,867
{113}	Net Losses in Period	{113}	$0	$524,494	$454,971
{114}	Aggregate Realized Losses	{114}	$0	$101,866,858	$102,321,829
{115}	Aggregate Realized Loss Percentage	{115}		8.008%	8.044%
{116}	ABS Prepay Speed	{116}		0.9620	0.9900

XIII. DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{117}	31-60 days	{117}	2,018	$22,542,440	14.39%
{118}	61-90 days	{118}	374	4,258,437	2.72%
{119}	91-120 days	{119}	100	871,908	0.56%
{120}	Total	{120}	2,492	$27,672,785	17.67%

XIV. EXTENSIONS

{121}	Principal Balance of Receivables extended during current period	{121}	$4,369,250
{122}	Beginning of Period Aggregate Principal Balance	{122}	156,643,462
{123}	Extension Rate {121} divided by {122}	{123}		2.79%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	August 5, 2019